Geographical Information	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Geographical Information

Note 20 — Geographical Information

Revenues by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, is summarized as follows:

	Three months ended March 31,		Six months ended March 31,
	2025	2024	2025	2024

United States	$2,265	$980	$5,313	$1,248
Other	246	165	367	182
Total net revenue	$2,511	$1,145	$5,680	$1,430

Long-Lived Assets

Substantially all of the Company’s long-lived assets are located in the United States.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Note 20 - Geographical Information

Revenues by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, are summarized as follows:

	Year ended September 30,
	2024	2023

United States	$5,699	$674
China	288	-
Czech Republic	17	223
Thailand	-	300
Other	438	27
Total net revenue	$6,442	$1,224

Long-Lived Assets

Substantially all of the Company’s long-lived assets are located in the United States.